Average Annual Total Returns - FidelityCaliforniaMunicipalIncomeFund-AMCIZPRO - FidelityCaliforniaMunicipalIncomeFund-AMCIZPRO - Fidelity California Municipal Income Fund	Apr. 29, 2024
Fidelity Advisor California Municipal Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	1.83%
Past 5 years	0.94%
Past 10 years	2.29%
Fidelity Advisor California Municipal Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.83%
Past 5 years	0.89%
Past 10 years	2.25%
Fidelity Advisor California Municipal Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.05%
Past 5 years	1.23%
Past 10 years	2.36%
Fidelity Advisor California Municipal Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	4.32%
Past 5 years	1.01%
Past 10 years	2.10%
Fidelity Advisor California Municipal Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	1.99%
Past 5 years	1.03%
Past 10 years	2.36%
Fidelity Advisor California Municipal Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	6.32%
Past 5 years	2.01%
Past 10 years	2.96%
Fidelity Advisor California Municipal Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	6.45%
Past 5 years	2.13%
Since Inception	2.35%	[1]
LB015
Average Annual Return:
Past 1 year	6.40%
Past 5 years	2.25%
Past 10 years	3.03%
LB025
Average Annual Return:
Past 1 year	6.22%
Past 5 years	2.26%
Past 10 years	3.11%

[1]	A From October 2, 2018 .